Income Tax: (Details 2) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Income Tax Details 2 [Abstract]
Net operating loss carry forwards	$ 37,473,505	$ 46,962,497
Property, Plant and Equipment	3,227,937	3,227,610
Capital loss carry forwards	425,813	15,411
Other Deferred Tax Asset	375,477	330,882
Total Deferred Tax Assets	41,502,732	50,536,400
Valuation allowance	(41,502,732)	(50,536,400)
Net deferred tax asset	$ 0	$ 0